Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Cash equivalents original maturity period	Three months or less
Amount of increase in consolidated net sales if previous accounting guidance had continued to be used	$ 81.4
Amount of increase in revenue had previous accounting method been used as a percentage of sales	0.30%
Amount of increase in consolidated cost of products sold if previous accounting guidance had continued to be used	$ 81.4